Divestiture Related Activities Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures(Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Assets held-for-sale
Accounts Receivable	$ 128,713	$ 107,423
Property, plant and equipment	1,004,317	985,422
Intangible assets	102,352	108,051
Other current assets	5,663	19,495
Other long-term assets	18,337	23,211
Total assets held-for-sale	1,259,382	1,243,602
Liabilities held-for-sale
Long-term debt	494,582	493,986
Accounts payable and accrued liabilities	119,966	98,630
Other current liabilities	9,471	3,762
Other long-term liabilities	13,719	12,721
Total liabilities held-for-sale	637,738	609,099
Discontinued operations, net of tax	(49,808)	(118,456)		19,483
Proceeds from sale of asset	76	15,398		0
Total Midstream Segments [Member]
Liabilities held-for-sale
Revenue attributable to disposal group	997,907	752,644		818,329
Cost of natural gas, natural gas liquids, condensate and helium	790,618	532,719		633,184
Operations, maintenance and taxes other than income	101,121	82,526		64,473
General and administrative	28,083	19,004		12,473
Depreciation, amortization and impairment	77,726	202,249		69,262
Interest expense	(49,973)	(35,202)		(18,777)
Other expense	287	(10)		(35)
Operating income (loss) attibutable to disposal group	(49,327)	(119,066)		20,125
Income tax expense	481	(610)		918
Discontinued operations, net of tax	(49,808)	(118,456)		19,207
Gain (loss) from disposal				0
Barnett Shale [Member]
Liabilities held-for-sale
Gain (loss) from disposal		(4,460)
Proceeds from sale of asset		14,841
Wildhorse System [Member]
Liabilities held-for-sale
Revenue attributable to disposal group		0		6,859
Cost of natural gas, natural gas liquids, condensate and helium	0	0		5,474
Operations, maintenance and taxes other than income	0	0		772
General and administrative	0	0		0
Depreciation, amortization and impairment	0	0		65
Interest expense	0	0		0
Other expense	0	0		0
Operating income (loss) attibutable to disposal group		0		548
Income tax expense	0	0		10
Discontinued operations, net of tax	0	0		(180)
Gain (loss) from disposal				(718)
Proceeds from sale of asset				5,712
Minerals Business [Member]
Liabilities held-for-sale
Revenue attributable to disposal group	0	0		456
Cost of natural gas, natural gas liquids, condensate and helium	0	0		0
Operations, maintenance and taxes other than income	0	0		0
General and administrative	0	0		0
Depreciation, amortization and impairment	0	0		0
Interest expense	0	0		0
Other expense	0	0		0
Operating income (loss) attibutable to disposal group	0	0		456	[1]
Income tax expense	0	0		0
Discontinued operations, net of tax	0	0	[1]	456
Gain (loss) from disposal				$ 0

[1]	During the year ended December 31, 2011, the Partnership received payments related to pre-effective date operations from its Minerals Business and recorded this amount as part of discontinued operations for the period.